Share-Based Compensation - Summary of Classification of Share-Based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 CNY (¥)	Feb. 29, 2016 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 23,470	$ 3,709	¥ 3,363	¥ 942
General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	21,367	3,377	2,178	¥ 942
Sales and Marketing Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 2,103	$ 332	¥ 1,185